Other current operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Operating Assets and Liabilities

(CHF in thousands)	12/31/2021	12/31/2020

Prepaid expenses	16,492	5,213
Indirect taxes (VAT/GST) receivables	26,934	12,442
Other current assets	4,598	2,324
Other current operating assets	48,024	19,979

(CHF in thousands)	12/31/2021	12/31/2020

Accrued expenses	54,921	24,284
Indirect taxes (VAT/GST) payables	19,233	6,115
Social security payables	40,837	3,097
Other current liabilities	6,682	2,617
Other current operating liabilities	121,673	36,113